Fair Value Measurements (Details) - Schedule of level 3 anti-dilution instrument - Level 3 anti-dilution instrument [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Derivative [Line Items]
Opening balance as of beginning of year	$ (68)	$ (97)
Issuance		(100)
Exercise of anti-dilution derivatives		2,024
Gain (loss) from changes in fair value of financial instruments	40	(1,895)
Closing balance as of end of year	$ (28)	$ (68)